UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22120
Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  January 31
Date of reporting period:  07/31/2008

Item 1.  Reports to Stockholders.

July 31, 2008

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Portfolio's Managers

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments in affiliated companies.

9	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class A returns include the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/19/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

10	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Class Y shares of the Fund were first publicly offered on 12/19/07. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

11	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

12	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	February 1, 2008	July 31, 2008	July 31, 2008
Class A	$1,000.00	$974.80	$3.05
Class B	1,000.00	971.00	7.03
Class C	1,000.00	971.10	6.79
Class N	1,000.00	972.70	4.08
Class Y	1,000.00	976.00	1.82

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.78	3.12
Class B	1,000.00	1,017.75	7.20
Class C	1,000.00	1,018.00	6.95
Class N	1,000.00	1,020.74	4.18
Class Y	1,000.00	1,023.02	1.86
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2008 are as follows:

Class	Expense Ratios
Class A	0.62%
Class B	1.43
Class C	1.38
Class N	0.83
Class Y	0.37
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

13	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

14	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS July 31, 2008 / Unaudited

	Shares	Value
Investment Companies—93.8%[1]

Fixed Income Funds—93.4%
Oppenheimer Core Bond Fund, Cl. Y	1,747,049	$16,509,616

Oppenheimer International Bond Fund, Cl. Y	936,703	6,069,836

Oppenheimer Master Loan Fund, LLC	410,781	4,024,496

		26,603,948

Money Market Fund—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 2.67%[2]	111,980	111,980

Total Investments, at Value (Cost $27,539,741)	93.8%	26,715,928

Other Assets Net of Liabilities	6.2	1,758,051

Net Assets	100.0%	$28,473,979

Footnotes to Statement of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2008	Additions	Reductions	July 31, 2008
Oppenheimer Champion Income Fund, Cl. Y	46,920	122,491	169,411	—
Oppenheimer Core Bond Fund, Cl. Y	146,916	1,688,485	88,352	1,747,049
Oppenheimer Institutional Money Market Fund, Cl. E	25,815	15,085,562	14,999,397	111,980
Oppenheimer International Bond Fund, Cl. Y	63,429	920,140	46,866	936,703
Oppenheimer Master Loan Fund, LLC	41,020	397,246	27,485	410,781

		Dividend/
		Interest	Realized
	Value	Income	Gain (Loss)
Oppenheimer Champion Income Fund, Cl. Y	$—	$6,532	$(56,574)
Oppenheimer Core Bond Fund, Cl. Y	16,509,616	305,783	(38,212)
Oppenheimer Institutional Money Market Fund, Cl. E	111,980	3,620	—
Oppenheimer International Bond Fund, Cl. Y	6,069,836	75,880	(8,183)
Oppenheimer Master Loan Fund, LLC	4,024,496	94,654	33,026

	$26,715,928	$486,469	$(69,943)

2. Rate shown is the 7-day yield as of July 31, 2008.

F1	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of July 31, 2008:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*
Level 1—Quoted Prices	$26,715,928	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$26,715,928	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.

F2	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

July 31, 2008
Assets
Investments, at value—see accompanying statement of investments— affiliated companies (cost $27,539,741)	$26,715,928

Cash	40,363

Receivables and other assets:
Shares of beneficial interest sold	1,917,692
Dividends	107,793
Other	3,300

Total assets	28,785,076

Liabilities
Payables and other liabilities:
Investments purchased	245,826
Dividends	25,323
Shares of beneficial interest redeemed	24,612
Distribution and service plan fees	4,129
Transfer and shareholder servicing agent fees	1,423
Shareholder communications	633
Other	9,151

Total liabilities	311,097

Net Assets	$28,473,979

Composition of Net Assets
Par value of shares of beneficial interest	$3,014

Additional paid-in capital	29,357,556

Accumulated net investment income	6,373

Accumulated net realized loss on investments	(69,151)

Net unrealized depreciation on investments	(823,813)

Net Assets	$28,473,979

F3	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $16,720,498 and 1,769,605 shares of beneficial interest outstanding)	$9.45
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.92

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,849,152 and 301,514 shares of beneficial interest outstanding)	$9.45

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,157,125 and 757,989 shares of beneficial interest outstanding)	$9.44

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,518,211 and 160,748 shares of beneficial interest outstanding)	$9.44

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $228,993 and 24,237 shares of beneficial interest outstanding)	$9.45
See accompanying Notes to Financial Statements.

F4	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended July 31, 2008
Allocation of Income and Expenses from master funds
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$92,343
Dividends	2,311
Expenses	(4,731)

Net investment income from Oppenheimer Master Loan Fund, LLC	89,923

Investment Income
Dividends from affiliated companies	391,815

Interest	89

Total investment income	391,904

Expenses
Management fees	4,650

Distribution and service plan fees:
Class A	10,255
Class B	6,382
Class C	21,780
Class N	1,496

Transfer and shareholder servicing agent fees:
Class A	3,458
Class B	916
Class C	2,215
Class N	216
Class Y	34

Shareholder communications:
Class A	5,362
Class B	140
Class C	216
Class N	43
Class Y	8

Legal, auditing and other professional fees	9,047

Trustees’ compensation	3,733

Administration service fees	750

Custodian fees and expenses	192

Other	1,695

Total expenses	72,588
Less reduction to custodian expenses	(12)
Less waivers and reimbursements of expenses	(5,118)

Net expenses	67,458

Net Investment Income	414,369

F5	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from affiliated companies	$(102,969)
Allocated from Oppenheimer Master Loan Fund, LLC	33,026

Net realized loss	(69,943)

Net change in unrealized depreciation on:
Investments	(746,348)
Allocated from Oppenheimer Master Loan Fund, LLC	(68,675)

Net change in unrealized depreciation	(815,023)

Net Decrease in Net Assets Resulting from Operations	$(470,597)

See accompanying Notes to Financial Statements.

F6	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
	(Unaudited)	2008[1]
Operations
Net investment income	$414,369	$11,341

Net realized gain (loss)	(69,943)	792

Net change in unrealized depreciation	(815,023)	(8,790)

Net increase (decrease) in net assets resulting from operations	(470,597)	3,343

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(248,435)	(7,500)
Class B	(31,020)	(826)
Class C	(105,741)	(1,474)
Class N	(17,585)	(917)
Class Y	(5,355)	(890)

	(408,136)	(11,607)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	14,492,430	2,626,858
Class B	2,280,467	651,959
Class C	4,968,684	2,445,917
Class N	1,371,181	181,097
Class Y	138,382	100,001

	23,251,144	6,005,832

Net Assets
Total increase	22,372,411	5,997,568

Beginning of period	6,101,568	104,000 [2]

End of period (including accumulated net investment income of $6,373 and $140, respectively)	$28,473,979	$6,101,568

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Reflects the value of the Manager’s initial seed money investment on November 13, 2007.
See accompanying Notes to Financial Statements.

F7	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
Class A	(Unaudited)	2008[1]
Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.27	.08
Net realized and unrealized loss	(.47)	(.03)

Total from investment operations	(.20)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.09)

Net asset value, end of period	$9.45	$9.96

Total Return, at Net Asset Value[3]	(2.52)%	0.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,721	$2,723

Average net assets (in thousands)	$9,170	$920

Ratios to average net assets:[4]
Net investment income	5.53%	6.51%
Total expenses[5]	0.73%	13.23%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.61%

Portfolio turnover rate	19%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses disclosed include expenses allocated from investments in Master Funds. Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended July 31, 2008	1.11%
Period Ended January 31, 2008	13.72%
6.	The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F8	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
Class B	(Unaudited)	2008[1]
Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.23	.07
Net realized and unrealized loss	(.48)	(.03)

Total from investment operations	(.25)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.08)

Net asset value, end of period	$9.45	$9.96

Total Return, at Net Asset Value[3]	(2.90)%	0.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,849	$652

Average net assets (in thousands)	$1,337	$112

Ratios to average net assets:[4]
Net investment income	4.74%	5.96%
Total expenses[5]	1.44%	20.34%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.43%	1.36%

Portfolio turnover rate	19%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses disclosed include expenses allocated from investments in Master Funds. Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended July 31, 2008	1.82%
Period Ended January 31, 2008	20.83%
6.	The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F9	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
Class C	(Unaudited)	2008[1]
Per Share Operating Data
Net asset value, beginning of period	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	.23	.05
Net realized and unrealized loss	(.48)	(.02)

Total from investment operations	(.25)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.08)

Net asset value, end of period	$9.44	$9.95

Total Return, at Net Asset Value[3]	(2.89)%	0.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,157	$2,445

Average net assets (in thousands)	$4,547	$269

Ratios to average net assets:[4]
Net investment income	4.76%	4.83%
Total expenses[5]	1.39%	21.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.36%

Portfolio turnover rate	19%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses disclosed include expenses allocated from investments in Master Funds. Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended July 31, 2008	1.77%
Period Ended January 31, 2008	21.59%
6.	The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F10	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
Class N	(Unaudited)	2008[1]
Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.26	.08
Net realized and unrealized loss	(.49)	(.04)

Total from investment operations	(.23)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.08)

Net asset value, end of period	$9.44	$9.96

Total Return, at Net Asset Value[3]	(2.73)%	0.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,518	$181

Average net assets (in thousands)	$669	$113

Ratios to average net assets:[4]
Net investment income	5.36%	6.46%
Total expenses[5]	0.83%	12.53%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.86%

Portfolio turnover rate	19%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses disclosed include expenses allocated from investments in Master Funds. Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended July 31, 2008	1.21%
Period Ended January 31, 2008	13.02%
6.	The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F11	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Period
	Ended	Ended
	July 31, 2008	January 31,
Class Y	(Unaudited)	2008[1]
Per Share Operating Data
Net asset value, beginning of period	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.28	.09
Net realized and unrealized loss	(.47)	(.04)

Total from investment operations	(.19)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.09)

Net asset value, end of period	$9.45	$9.96

Total Return, at Net Asset Value[3]	(2.40)%	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$229	$101

Average net assets (in thousands)	$189	$101

Ratios to average net assets:[4]
Net investment income	5.78%	7.13%
Total expenses[5]	0.37%	11.36%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.37%	0.51%

Portfolio turnover rate	19%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses disclosed include expenses allocated from investments in Master Funds. Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended July 31, 2008	0.75%
Period Ended January 31, 2008	11.85%
6.	The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.

F12	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek to provide total return. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in fixed income portfolios of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.

F13	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     Fair valued assets may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Loan Fund, LLC. The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate.

F14	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or unrated. Oppenheimer Master Loan Fund, LLC (“Master Loan”) is a mutual fund registered under the Investment Company Act of 1940, which seeks as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Manager is also the investment adviser of Master Loan. The Manager expects at certain times that the investment in Master Loan may exceed 15% of the Fund’s net assets. The Fund’s investment in Master Loan is included in the Statement of Investments. The Fund recognizes income and gain (loss) on its investments in Master Loan according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Loan shares held, of the total net income earned and the net gain (loss) realized on investments sold by Master Loan. As a shareholder, the Fund is subject to its proportional share of Master Loan’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended January 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     As of July 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $69,943 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

F15	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$27,563,921

Gross unrealized appreciation	$—
Gross unrealized depreciation	(847,993)

Net unrealized depreciation	$(847,993)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated

F16	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2008		Period Ended January 31, 2008[1,2]
	Shares	Amount	Shares	Amount
Class A
Sold	1,682,718	$16,297,805	263,280	$2,625,598
Dividends and/or distributions reinvested	19,690	188,901	126	1,260
Redeemed	(206,209)	(1,994,276)	—	—

Net increase	1,496,199	$14,492,430	263,406	$2,626,858

Class B
Sold	252,979	$2,443,801	65,405	$651,923
Dividends and/or distributions reinvested	2,091	20,123	4	36
Redeemed	(19,065)	(183,457)	—	—

Net increase	236,005	$2,280,467	65,409	$651,959

F17	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended July 31, 2008		Period Ended January 31, 2008[1,2]
	Shares	Amount	Shares	Amount
Class C
Sold	592,276	$5,747,368	245,482	$2,445,229
Dividends and/or distributions reinvested	9,049	86,655	69	688
Redeemed	(88,987)	(865,339)	—	—

Net increase	512,338	$4,968,684	245,551	$2,445,917

Class N
Sold	141,694	$1,363,122	18,113	$181,027
Dividends and/or distributions reinvested	1,288	12,389	7	70
Redeemed	(454)	(4,330)	—	—

Net increase	142,528	$1,371,181	18,120	$181,097

Class Y
Sold	13,882	$135,923	10,000	$100,001
Dividends and/or distributions reinvested	267	2,578	—	—
Redeemed	(12)	(119)	—	—

Net increase	14,137	$138,382	10,000	$100,001

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 13, 2007.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2008, were as follows:

	Purchases	Sales
Investment securities	$27,408,592	$2,833,727
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Funds relating to the Fund’s assets, invested in those funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended July 31, 2008 was 0.41%.
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

F18	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2008, the Fund paid $5,285 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $18,428, $36,495 and $9,092, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

F19	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor
July 31, 2008	$54,977	$1,891	$7,318	$761	$24

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.10%, 1.85%, 1.85%, 1.35% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. During the six months ended July 31, 2008, the Manager waived $4,865, $10 and $1 for Class A, Class N and Class Y shares, respectively. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended July 31, 2008, OFS waived $43 and $93 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and Master Loan. During the six months ended July 31, 2008, the Manager waived $106 for management fees.

F20	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

5. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
6. Change in Independent Registered Public Accounting Firm
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.

F21	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

F22	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

15	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a) (1) Not applicable to semiannual reports.
      (2) Exhibits attached hereto.
      (3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	09/12/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	09/12/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	09/12/2008